Summary of Significant Accounting Policies and Basis of Presentation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies and Basis of Presentation [Abstract]
Schedule of financial assets and liabilities are measured at fair value on a recurring basis
	Balance as of March 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Stock based liabilities	1	-	-	1
Total liabilities	1	-	-	1
Balance as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Stock based liabilities	-	-	-	-
Total liabilities	-	-	-	-

Balance as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	-	-	-	-
Total assets	-	-	-	-

Liabilities:
Stock based liabilities	-	-	-	-
Total liabilities	-	-	-	-
	Balance as of December 31, 2021
	Level 1	Level 2	Level 3	Total

Liabilities:
Stock based liabilities	3	-	-	3
Total liabilities	3	-	-	3

Schedule of financial assets and liabilities are measured at fair value on a recurring basis
Deferred Revenue
Balance at December 31, 2022	$113
Change in deferred revenue	(4)
Balance at March 31, 2023	$109